Loans and other financial assets at amortized cost, and loans and receivables_Changes in gross carrying amount of due from banks (Details)	12 Months Ended
Dec. 31, 2018 KRW (₩)
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance	₩ 8,870,835,000,000
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit-impaired financial assets	0
Net increase	5,302,244,000,000
Others	(16,680,000,000)
Ending balance	14,156,399,000,000
Stage 1
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance	8,870,835,000,000
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit-impaired financial assets	0
Net increase	5,302,244,000,000
Others	(16,680,000,000)
Ending balance	14,156,399,000,000
Stage 2
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance	0
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit-impaired financial assets	0
Net increase	0
Others	0
Ending balance	0
Stage 3
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance	0
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit-impaired financial assets	0
Net increase	0
Others	0
Ending balance	₩ 0